Stock-Based Compensation - Summary of Stock-Based Compensation Expense (Details) - Employees and Non Employees - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 7,976	$ 1,639	$ 21,965	$ 3,094
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	3,008	494	8,073	1,061
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 4,968	$ 1,145	$ 13,892	$ 2,033